Consolidated Statements of Operations (Unaudited) - USD ($)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Revenue
Revenue
Total revenue
OPERATING EXPENSES
General & administrative	$ 3,524,901	$ 3,526,863
Research & development	1,266,158	824,336
Total Operating Expenses	4,791,059	4,351,199
OTHER EXPENSES (INCOME)
Interest income	95,019	137,098
Accretion expense	539,319	829,969
Deferred financing costs amortization	60,523	14,159
Other income, net	(2,253)	$ (82)
Realized loss on marketable securities, including brokerage fees and commissions	(68,748)
Change in fair value of warrant liability	118,300
Beneficial conversion feature	$ 2,324,759
Loss on extinguishment of debt		$ 32,853
Total Other Expenses (Income)	$ 3,204,415	1,013,997
NET LOSS	(7,995,474)	(5,365,196)
Net loss	(8,237,537)	$ (5,365,196)
Deemed Dividend on Series B Preferred Stock issuance	(225,296)
Accrued dividends on Series B Preferred Stock	(16,767)
Loss attributable to common shareholders	$ (8,237,537)	$ (5,365,196)
Net loss per share, basic and diluted	$ (0.33)	$ (0.25)
Weighted average of shares outstanding	24,928,994	21,169,091